MANAGING CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
MANAGING CAPITAL
Schedule of the capital for the company

	2019	2018	2017
		As restated Note 23	As restated Note 23
2017 Convertible Notes	$5,400,189	$14,617,336	$20,007,559
2019 Convertible Notes	9,265,480	—	—
Equity	(14,445,765)	(8,332,838)	(35,200,448)
Capital	$(219,904)	$6,284,498	$(15,192,889)